The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares Prospectus Dated May 1, 2019

Royce International Premier Fund

Effective October 21, 2019, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for Royce International Premier Fund is deleted in its entirety and replaced with the relevant information below.

Royce serves as investment adviser to the Fund. Mark Rayner is the Fund’s portfolio manager. Mr. Rayner became portfolio manager in 2016 and was previously assistant portfolio manager (2014-2015).

Effective October 21, 2019, information appearing under the heading “Management of the Funds” for Royce International Premier Fund that is inconsistent with the disclosure immediately above is hereby revised accordingly.

October 21, 2019

ISIDN-102119

The Royce Fund

Supplement to the Consultant and R Class Shares Prospectus Dated May 1, 2019

Royce International Premier Fund

Effective October 21, 2019, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for Royce International Premier Fund is deleted in its entirety and replaced with the relevant information below.

Royce serves as investment adviser to the Fund. Mark Rayner is the Fund’s portfolio manager. Mr. Rayner became portfolio manager in 2016 and was previously assistant portfolio manager (2014-2015).

Effective October 21, 2019, information appearing under the heading “Management of the Funds” for Royce International Premier Fund that is inconsistent with the disclosure immediately above is hereby revised accordingly.

October 21, 2019

CRDN-102119

The Royce Fund

Supplement to the Statement of Additional Information Dated May 1, 2019

Effective October 21, 2019, Mark Rayner is the sole portfolio manager for Royce International Premier Fund. All information contained in the Statement of Additional Information, dated May 1, 2019, regarding the portfolio management for Royce International Premier Fund that is inconsistent with the foregoing is hereby revised accordingly.

October 21, 2019

SAIDN-102119